Accounts receivable (Detail - Additional information) - USD ($) $ in Thousands	Mar. 12, 2026	Dec. 31, 2025	Sep. 29, 2025	Jun. 25, 2025	Dec. 31, 2024
Disclosure of Accounts Receivable [Line Items]
Trade and other current receivables		$ 118,576			$ 217,132
Trade and other non-current receivables		95,392			16,402
Performance fee [Member]
Disclosure of Accounts Receivable [Line Items]
Trade and other current receivables	$ 600	10,900			59,700
PBPE Fund IV | Discounted amount [Member]
Disclosure of Accounts Receivable [Line Items]
Trade and other non-current receivables		66,900
PBPE Fund IV | Full amount [Member]
Disclosure of Accounts Receivable [Line Items]
Trade and other non-current receivables		75,000	$ 9,400	$ 65,600
PBPE Fund IV | Management fee [Member]
Disclosure of Accounts Receivable [Line Items]
Trade and other non-current receivables		76,800
Lavoro [Member] | Asset-linked receivable [Member]
Disclosure of Accounts Receivable [Line Items]
Trade and other non-current receivables		$ 15,400			$ 12,300